Restructuring (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Schedule of the company’s restructuring activities
(in thousands USD)	One AgileThought	COVID Plan	Restructuring Total
Balance as of December 31, 2020	$2,222	$717	$2,939
Restructuring charges	—	(113)	(113)
Payments	1,974	514	2,488
Balance as of September 30, 2021	$248	$90	$338

(in thousands USD)	One AgileThought	COVID Plan	Restructuring Total
Balance as of December 31, 2019	$—	$—	$—
Restructuring charges	2,376	3,148	5,524
Payments	154	2,431	2,585
Balance as of December 31, 2020	$2,222	$717	$2,939